INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Disclosure of major components of tax expense

	Years ended December 31
(In millions of dollars)	2025	2024

Current tax expense:
For the current period	639	884
Change in estimate relating to prior periods	(100)	(20)
Total current tax expense	539	864

Deferred tax expense (recovery):
Origination (reversal) of temporary differences	81	(291)
Change in estimate relating to prior periods	100	(1)
Total deferred tax expense (recovery)	181	(292)

Total income tax expense	720	572

Disclosure of difference between income tax expense computed by applying the statutory income tax rate to income before income tax expense and the income tax expense
Below is a summary of the difference between income tax expense computed by applying the statutory income tax rate to income before income tax expense and the actual income tax expense for the year.

	Years ended December 31
(In millions of dollars, except tax rates)	2025	2024

Statutory income tax rate	26.2%	26.2%
Income before income tax expense	7,626	2,306

Computed income tax expense	1,998	604
Increase (decrease) in income tax expense resulting from:
Non-taxable gain on revaluation of MLSE investment	(1,304)	—
Non-deductible (taxable) stock-based compensation	11	(13)
Non-taxable portion of capital gains	(9)	—
Unrealized capital losses for which no deferred tax asset is recognized	42	—
Recognition of previously unrecognized capital loss	(10)	—
Other	(8)	(19)

Total income tax expense	720	572
Effective income tax rate	9.4%	24.8%

Disclosure of temporary difference, unused tax losses and unused tax credits
Below is a summary of the movement of net deferred tax assets and liabilities during 2025 and 2024.

Deferred tax assets (liabilities) (In millions of dollars)	Property, plant and equipment and inventory	Goodwill and other intangibles	Investments	Lease liabilities	Contract and deferred commission cost assets	Other	Total

January 1, 2025	(3,225)	(3,345)	(2)	571	(179)	(101)	(6,281)
Recovery (expense) in net income	(133)	31	(7)	57	(58)	(71)	(181)
Expense in other comprehensive income	—	—	2	—	—	2	4
Acquired through the MLSE Transaction	(79)	(3,012)	(75)	7	—	123	(3,036)

December 31, 2025	(3,437)	(6,326)	(82)	635	(237)	(47)	(9,494)

Deferred tax assets (liabilities) (In millions of dollars)	Property, plant and equipment and inventory	Goodwill and other intangibles	Investments	Lease liabilities	Contract and deferred commission cost assets	Other	Total

January 1, 2024	(3,509)	(3,316)	(2)	554	(123)	17	(6,379)
(Expense) recovery in net income	284	(29)	1	17	(56)	75	292
Recovery in other comprehensive income	—	—	(1)	—	—	(193)	(194)

December 31, 2024	(3,225)	(3,345)	(2)	571	(179)	(101)	(6,281)

Disclosure of unrecognized deferred tax assets
We have not recognized deferred tax assets for the following items:

	As at December 31
(In millions of dollars)	2025	2024

Realized capital losses in Canada that can be applied against future capital gains	—	73
Unrealized capital losses on debt and derivative instruments	1,457	2,572
Tax losses in foreign jurisdictions [1]	63	72
Deductible temporary differences in foreign jurisdictions	42	44

Total unrecognized temporary differences	1,562	2,761
[1] $33 million of the tax losses in foreign jurisdictions expire between 2026 and 2037, the remaining $30 million can be carried forward indefinitely.